Acquisition of Trend Discovery Holdings, Inc. (Details) - USD ($) $ in Thousands	Jun. 30, 2019	May 31, 2019	Mar. 31, 2019	Mar. 31, 2018	May 18, 2017
Business Acquisition [Line Items]
Goodwill	$ 3,223
TREND DISCOVERY HOLDINGS, INC [Member]
Business Acquisition [Line Items]
Cash		$ 3
Receivables		10
Other assets		1
Goodwill		3,223
Total		$ 3,237
Labs [Member]
Business Acquisition [Line Items]
Identifiable intangible assets					$ 1,435
Goodwill				$ 65	65
Total					$ 1,500